Income taxes - Summary of movement in deferred tax balances (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ (18)
Ending balance	(20)	$ (18)
Unutilized tax losses	5,152	6,767
Tax losses carried forward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liability (asset)	45	12
Property, plant and equipment, intangible assets and others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liability (asset)	20	18
Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liability (asset)	11	8
Movement in deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(18)	(25)
Beginning Balance, before set-off		(53)
Recognized in profit or loss	4	(7)
Acquisition through business combination		(21)
Deferred tax (liabilities) / assets before set-off	(49)	(53)
Deferred tax offset	29	35
Ending balance	(20)	(18)
Movement in Deferred Tax Assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	20	27
Beginning Balance, before set-off		55
Recognized in profit or loss	29	28
Effects of movements in exchange rates	1
Acquisition through business combination		0
Deferred tax (liabilities) / assets before set-off	85	55
Deferred tax offset	(29)	(35)
Ending Balance	$ 56	$ 20